CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flow from operating activities:
Net income (loss)	$ (91,140)	$ 3,145,445	$ 5,135,790	$ 336,658
Adjustments to reconcile net income to net cash used in operating activities:
Dividends, realized and unrealized gain in Trust Account	(670,401)	(192,403)	(19,097)	(1,371,689)
Change in fair value of warrant liability		(4,357,722)	(6,325,281)	(4,489,110)
Changes in operating assets and liabilities:
Prepaid expense		83,061	(83,061)	83,061
Accrued expenses	359,473	939,956	125,972	1,553,849
Franchise tax payable	(61,966)	(64,008)	164,008	(94,042)
Income tax payable	(182,546)		0	214,850
Net cash used in operating activities	(646,580)	(445,671)	(378,487)	(940,463)
Cash flow from investing activities:
Investment of cash in Trust Account	(737,520)	(1,150,000)	(117,300,000)	(2,545,838)
Interest withdraw from Trust Account	458,697		0	299,601
Net cash used in investing activities	(278,823)	(1,150,000)	(117,300,000)	(2,246,237)
Cash flow from financing activities:
Advances from related parties	(300)		0	11,500
Proceeds from working capital loan	160,751		0	207,081
Proceeds from extension loans	737,520	1,150,000	0	2,545,838
Net cash provided by financing activities	897,972	1,150,000	118,131,638	2,764,419
Net change in cash	(27,432)	(445,671)	453,151	(422,281)
Cash at the beginning of the period	30,870	453,151	0	453,151
Cash at the end of the period	3,438	7,480	453,151	30,870
Supplemental disclosure of non-cash financing activities:
Re-measurement of Class A common stock subject to possible redemption	$ 1,188,225	$ 1,150,000	0	3,359,593
Redemption of Class A common stock held in Trust, including interest			0	$ 91,909,483
Deferred underwriting fee payable			4,025,000
Initial classification of warrant liability			$ 11,176,949